UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
Popular ABS, Inc.
(Exact name of securitizer as specified in its charter)
[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
January 1, 2016 to December 31, 2016
Date of Report (Date of earliest event reported): January 27, 2017
Commission File Number of securitizer: 025-00979
Central Index Key Number of securitizer: 0001036804
Manuel Chinea, 212.417.6708
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
[  ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: __________
_________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________
Central Index Key Number of underwriter (if applicable): __________

_____________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I – REPRESENTATION AND WARRANTY INFORMATION
Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure
N/A
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has no repurchase activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)1
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
N/A
PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
N/A
Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter
N/A
The following is filed as an Exhibit to this Report under ABS-15G:  N/A
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Popular ABS, Inc.
Depositor
Date:  January 27, 2017
By: /s/ Manuel Chinea
Name:  Manuel Chinea
Title:  Director & President

1 The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable

Information"), (iii) identifying the parties in Covered Transactions, including the trustee for each such Covered Transaction, that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the securitizer's records ("Demand Entities"), and (iv) requesting all Reportable Information from Demand Entities that is within their respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).